Investment Objectives and Goals - VALUE LINE MID CAP FOCUSED FUND, INC.	Sep. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VALUE LINE MID CAP FOCUSED FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund’s sole investment objective is long-term growth of capital.